Financial Instruments (Details 4) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Derivative [Line Items]
Pre-tax net gains and losses on certain loans designated as hedges of net investments in foreign subsidiaries	$ 22,600,000	$ (9,800,000)	$ (5,300,000)
Foreign currency forward exchange contracts
Derivative [Line Items]
U.S. Dollar Equivalent	468,822,000	541,850,000		541,850,000
Recognized Gain (Loss)	(133,000)	(2,028,000)
Foreign currency forward exchange contracts | Affiliated Entity [Member]
Derivative [Line Items]
U.S. Dollar Equivalent		121,200,000		121,200,000
Recognized Gain (Loss)				700,000
Foreign currency forward exchange contracts | Short [Member] | British pounds sterling
Derivative [Line Items]
U.S. Dollar Equivalent	37,943,000	26,931,000		26,931,000
Recognized Gain (Loss)	179,000	(277,000)
Foreign currency forward exchange contracts | Short [Member] | Euros
Derivative [Line Items]
U.S. Dollar Equivalent	193,370,000	248,943,000		248,943,000
Recognized Gain (Loss)	2,993,000	(335,000)
Foreign currency forward exchange contracts | Short [Member] | No currency
Derivative [Line Items]
U.S. Dollar Equivalent	12,641,000	12,708,000		12,708,000
Recognized Gain (Loss)	439,000	(134,000)
Foreign currency forward exchange contracts | Long [Member] | British pounds sterling
Derivative [Line Items]
U.S. Dollar Equivalent	2,783,000	1,976,000		1,976,000
Recognized Gain (Loss)	(4,000)	15,000
Foreign currency forward exchange contracts | Long [Member] | Euros
Derivative [Line Items]
U.S. Dollar Equivalent	194,084,000	242,385,000		242,385,000
Recognized Gain (Loss)	(3,767,000)	(1,335,000)
Foreign currency forward exchange contracts | Long [Member] | No currency
Derivative [Line Items]
U.S. Dollar Equivalent	28,001,000	8,907,000		8,907,000
Recognized Gain (Loss)	27,000	38,000
Derivatives Designated as Hedging Instruments | Maturing 2018
Derivative [Line Items]
U.S. Dollar Equivalent	250,000,000
Derivatives Designated as Hedging Instruments | Maturing 2020
Derivative [Line Items]
U.S. Dollar Equivalent	220,000,000
Derivatives Designated as Hedging Instruments | Maturing 2013 through 2017
Derivative [Line Items]
U.S. Dollar Equivalent	$ 8,800,000